INTANGIBLE ASSET (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 10, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trademark for cash				$ 30,000	$ 30,000
Warrants term			5 years
Shares issued in connection with purchase of trademark		$ 35,351			35,351
Warrants issued in connection with purchase of trademark		$ 50,232			$ 50,232
Trademark Assignment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trademark for cash	$ 30,000
Purchase of assets, shares	35,000
Warrants purchase	50,000
Excercise price of warrants	$ 0.50
Warrants term	10 years
Shares issued in connection with purchase of trademark	$ 35,351
Warrants issued in connection with purchase of trademark	50,232
Trademark purchase price	$ 115,583